Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Series A Preferred Stock Leafly Holdings, Inc.	Common Stock	Additional Paid-in Capital Leafly Holdings, Inc.	Additional Paid-in Capital	Accumulated Deficit Leafly Holdings, Inc.	Accumulated Deficit	Class 1, Class 2, and Class 3 Common Stock Leafly Holdings, Inc.	Leafly Holdings, Inc.	Total
Balance at Dec. 31, 2018	$ 2,000		$ 8,370,000		$ (15,846,000)			$ (7,474,000)
Balance (in Shares) at Dec. 31, 2018	22,000,000
Conversion of Series A preferred stock into common stock	$ (2,000)		(2,000)				$ 4,000
Conversion of Series A preferred stock into common stock (in Shares)	(22,000,000)						41,692,743
Net income (loss)					(31,936,000)			(31,936,000)
Stock-based compensation			380,000					380,000
Exercise of stock options			365,000				$ 1,000	366,000
Exercise of stock options (in Shares)							6,319,709
Common stock issued			25,997,000				$ 3,000	26,000,000
Common stock issued (in Shares)							26,490,876
Common stock contributed by Privateer			1,000				$ (1,000)
Common stock contributed by Privateer (in Shares)							(3,863,969)
Common stock issued in exchange for settlement of Privateer related party payables			6,022,000				$ 1,000	6,023,000
Common stock issued in exchange for settlement of Privateer related party payables (in Shares)							6,136,381
Extinguishment of Privateer related party payables			1,455,000					1,455,000
Balance at Dec. 31, 2019		$ 402	42,588,000	$ 3,693,446	(47,782,000)	$ 1,306,153	$ 8,000	(5,186,000)	$ 5,000,001
Balance (in Shares) at Dec. 31, 2019		4,018,703					76,775,740
Balance at Jun. 19, 2019
Balance (in Shares) at Jun. 19, 2019
Issuance of common stock to Sponsor		$ 345		24,655					25,000
Issuance of common stock to Sponsor (in Shares)		3,450,000
Issuance of Representative Shares		$ 12		898					910
Issuance of Representative Shares (in Shares)		120,000
Sale of 13,001,552 Units, net of underwriting discounts and offering expenses		$ 1,300		126,621,227					126,622,527
Sale of 13,001,552 Units, net of underwriting discounts and offering expenses (in Shares)		13,001,552
Proceeds received in excess of fair value of Private Warrants				750,559					750,559
Change in value of common stock subject to possible redemption		$ (1,235)		(123,703,913)					(123,705,148)
Change in value of common stock subject to possible redemption (in Shares)		(12,353,237)
Forfeiture of Founder Shares		$ (20)		20
Forfeiture of Founder Shares (in Shares)		(199,612)
Net income (loss)						1,306,153			1,306,153
Balance at Dec. 31, 2019		$ 402	42,588,000	3,693,446	(47,782,000)	1,306,153	$ 8,000	(5,186,000)	5,000,001
Balance (in Shares) at Dec. 31, 2019		4,018,703					76,775,740
Change in value of common stock subject to possible redemption				(376,321)					(376,321)
Change in value of common stock subject to possible redemption (in Shares)		(5,599)
Net income (loss)						376,330			376,330
Balance at Mar. 31, 2020		$ 402		3,317,125		1,682,483			5,000,010
Balance (in Shares) at Mar. 31, 2020		4,013,104
Balance at Dec. 31, 2019		$ 402	42,588,000	3,693,446	(47,782,000)	1,306,153	$ 8,000	(5,186,000)	5,000,001
Balance (in Shares) at Dec. 31, 2019		4,018,703					76,775,740
Net income (loss)					(8,343,000)			(8,343,000)
Stock-based compensation			358,000					358,000
Issuance of Series A convertible preferred stock			3,490,000					3,490,000
Issuance of Series A convertible preferred stock (in Shares)	3,488,000
Exercise of stock options			197,000					197,000
Exercise of stock options (in Shares)							393,000
Balance at Jun. 30, 2020		$ 403	46,633,000	3,416,084	(56,125,000)	1,583,517	$ 8,000	(9,484,000)	5,000,004
Balance (in Shares) at Jun. 30, 2020	3,488,000	4,023,123					77,169,000
Balance at Dec. 31, 2019		$ 402	42,588,000	3,693,446	(47,782,000)	1,306,153	$ 8,000	(5,186,000)	5,000,001
Balance (in Shares) at Dec. 31, 2019		4,018,703					76,775,740
Change in value of common stock subject to possible redemption		$ 22		1,874,067					1,874,089
Change in value of common stock subject to possible redemption (in Shares)		219,541
Net income (loss)					(9,964,000)	(1,874,080)		(9,964,000)	(1,874,080)
Stock-based compensation			1,158,000					1,158,000
Issuance of Series A convertible preferred stock								30,000
Exercise of stock options			733,000					$ 733,000
Exercise of stock options (in Shares)							548,027	548
Common stock repurchased
Common stock repurchased (in Shares)							(1,929,164)
Conversion of promissory notes into Series A preferred stock, net	$ 2,000		11,836,000					11,838,000
Conversion of promissory notes into Series A preferred stock, net (in Shares)	15,214,153
Series A preferred stock issued, net			3,490,000					3,490,000
Series A preferred stock issued, net (in Shares)	3,488,339
Balance at Dec. 31, 2020	$ 2,000	$ 424	59,805,000	5,567,513	(57,746,000)	(567,927)	$ 8,000	2,069,000	5,000,010
Balance (in Shares) at Dec. 31, 2020	18,702,492	4,238,244					75,394,603
Balance at Mar. 31, 2020		$ 402		3,317,125		1,682,483			5,000,010
Balance (in Shares) at Mar. 31, 2020		4,013,104
Change in value of common stock subject to possible redemption		$ 1		98,959					98,960
Change in value of common stock subject to possible redemption (in Shares)		10,019
Net income (loss)						(98,966)			(98,966)
Balance at Jun. 30, 2020		$ 403	46,633,000	3,416,084	(56,125,000)	1,583,517	$ 8,000	(9,484,000)	5,000,004
Balance (in Shares) at Jun. 30, 2020	3,488,000	4,023,123					77,169,000
Balance at Dec. 31, 2020	$ 2,000	$ 424	59,805,000	5,567,513	(57,746,000)	(567,927)	$ 8,000	2,069,000	5,000,010
Balance (in Shares) at Dec. 31, 2020	18,702,492	4,238,244					75,394,603
Change in value of common stock subject to possible redemption		$ 6		885,995					886,001
Change in value of common stock subject to possible redemption (in Shares)		67,083
Net income (loss)						(886,006)			(886,006)
Balance at Mar. 31, 2021		$ 430		6,453,508		(1,453,933)			5,000,005
Balance (in Shares) at Mar. 31, 2021		4,305,327
Balance at Dec. 31, 2020	$ 2,000	$ 424	59,805,000	5,567,513	(57,746,000)	(567,927)	$ 8,000	2,069,000	5,000,010
Balance (in Shares) at Dec. 31, 2020	18,702,492	4,238,244					75,394,603
Net income (loss)					(2,426,000)			(2,426,000)
Stock-based compensation			521,000					521,000
Exercise of stock options			108,000					$ 108,000
Exercise of stock options (in Shares)							260,000	260
Balance at Jun. 30, 2021	$ 2,000	$ 435	60,434,000	6,884,301	(60,172,000)	(1,884,733)	$ 8,000	$ 272,000	5,000,003
Balance (in Shares) at Jun. 30, 2021	18,702,000	4,339,859					75,655,000
Balance at Mar. 31, 2021		$ 430		6,453,508		(1,453,933)			5,000,005
Balance (in Shares) at Mar. 31, 2021		4,305,327
Change in value of common stock subject to possible redemption		$ 5		430,793					430,798
Change in value of common stock subject to possible redemption (in Shares)		34,532
Net income (loss)						(430,800)			(430,800)
Balance at Jun. 30, 2021	$ 2,000	$ 435	$ 60,434,000	$ 6,884,301	$ (60,172,000)	$ (1,884,733)	$ 8,000	$ 272,000	$ 5,000,003
Balance (in Shares) at Jun. 30, 2021	18,702,000	4,339,859					75,655,000